Consolidated statements of cash flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (51,529)	$ (31,545)	$ (10,019)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,423	1,534	1,886
Allowance for doubtful accounts	1	0	0
Stock-based compensation	9,164	1,739	2,989
Amortization of operating right-of-use assets	910	1,068	840
Provision for excess and obsolete inventory	66	269	246
Non-cash interest expense on convertible debt	0	0	5,095
Non-cash interest expense on government payable	2,483	1,722	137
Venture Loan interest and final payment fee	1,808	0	0
Amortization of Venture Loan commitment fee	(175)	0	0
Fair value of warrants issued for services	0	0	451
Non-cash lease expense	0	0	201
Non-cash Lincoln Park Purchase Agreement issuance costs	629	0	0
Government assistance	0	(7,140)	(12,027)
Non-cash interest income on SIF	(5,673)	0	0
Change in fair value of Public Warrant liability and Private Warrant liability	(6,173)	0	0
Interest benefit on debt	0	(19)	0
Gain on settlement of warrant liability	0	0	(7,836)
Gain on marketable securities	0	(1,163)	0
Gain on debt extinguishment	0	0	(3,873)
Unrealized foreign exchange gain	(1,257)	(100)	(287)
Realized loss on issuance of shares under the Lincoln Park Purchase Agreement	75	0	0
Change in operating assets and liabilities:
Trade accounts receivable	(337)	163	8,002
Research incentives receivable	1,332	2,236	(9,053)
Inventories	(148)	182	(652)
Prepaid expenses and other current assets	(387)	(1,012)	(16)
Trade accounts payable	3,597	(379)	1,279
Accrued expenses and other current liabilities	715	578	(5,579)
Deferred revenue, current	(929)	(1,902)	(335)
Operating lease liability	(821)	(1,031)	(736)
Net cash used in operating activities	(45,226)	(34,800)	(29,287)
Cash flows from investing activities:
Purchase of property and equipment	(423)	(1,774)	(736)
Purchase of software	(75)	(225)	(53)
Net cash used in investing activities	(498)	(1,999)	(789)
Cash flows from financing activities:
Proceeds from issuance of preferred stock for cash	0	0	43,679
Proceeds from issuance of common stock from the PIPE investment (Note 3)	40,000	0	0
Merger, net of redemption and transaction costs (Note 3)	4,100	0	0
Transaction costs paid directly by D-Wave Systems	(6,528)	0	0
Proceeds from government assistance	3,159	25,147	0
Share issuance costs	0	0	(542)
Proceeds from issuance of common stock upon exercise of stock options	1,077	85	5
Proceeds from debt financing	20,000	111	0
Proceeds from Lincoln Park Purchase Agreement	4,250	0	0
Debt payments	(21,511)	(31)	0
Venture Loan interest and final payment fee	(1,808)	0	0
Government loan payment	(398)	(399)	0
Net cash provided by financing activities	43,265	24,913	43,144
Effect of exchange rate changes on cash and cash equivalents	41	34	(13)
Net (decrease) increase in cash and cash equivalents	(2,418)	(11,852)	13,055
Cash and cash equivalents at beginning of period	9,483	21,335	8,280
Cash and cash equivalents at end of period	7,065	9,483	21,335
Supplemental disclosure of noncash investing and financing activities:
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	360	11,870	4,932
Increase in operating lease liability and right-of-use asset due to resolution of contingency	1,113	0	0
Purchases/(sales) of property and equipment included in accounts payable/(accounts receivable)	66	14	(79)
Initial value of promissory notes recognized in connection with closing of the Merger	420	0	0
Initial warrant liabilities recognized in connection with closing of the Merger	8,100	0	0
Non-cash Merger financing	5,294	0	0
Non-cash Directors and Officers Insurance	2,893	0	0
Issuance of shares for payment of Lincoln Park Purchase Agreement commitment fee	3,271	0	0
Conversion of convertible preferred stock to common stock	189,871	0	0
Cash payments included in the measurement of operating lease liabilities	0	1,573	1,474
Unpaid deferred costs	0	1,142	0
Public Warrants
Cash flows from financing activities:
Proceeds from exercise of warrants	924	0	0
All Other Warrants
Cash flows from financing activities:
Proceeds from exercise of warrants	$ 0	$ 0	$ 2